Supplement dated January 23, 2025
to the following statutory prospectus(es):
BOA CVUL Future and BAE Future Corporate FPVUL dated May 1, 2024
This supplement updates certain information contained in your statutory prospectus. Please read and retain this supplement for future reference.
1. At a meeting of the Board of Trustees (the "Board") of Nationwide Variable Insurance Trust held on December 11, 2024, the Board approved the termination of Columbia Management Investment Advisor, LLC as the subadviser to the NVIT Columbia Overseas Value Fund (the "Fund") and the appointment of Putnam Investment Management, LLC as the Fund’s new subadviser. This change is anticipated to take effect on or about January 31, 2025 (the "Effective Date").
As of the Effective Date the statutory prospectus is amended as follows:
The names of the investment option(s) and subadviser(s) are updated as indicated below:
CURRENT INFORMATION	UPDATED INFORMATION
Nationwide Variable Insurance Trust – NVIT Columbia Overseas Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Columbia Management Investment Advisor, LLC	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Putnam Investment Management, LLC
All references to the Fund’s former name and subadviser are replaced accordingly.
2. At a meeting of the Board of Trustees (the "Board") of Nationwide Variable Insurance Trust held on December 11, 2024, the Board approved the termination of NS Partners Ltd as the subadviser to the NVIT Emerging Markets Fund (the "Fund") and the appointment of FIAM LLC as the Fund’s new subadviser. This change is anticipated to take effect on or about March 3, 2025 (the "Effective Date").
As of the Effective Date the statutory prospectus is amended as follows:
The names of the investment option(s) and subadviser(s) are updated as indicated below:
CURRENT INFORMATION	UPDATED INFORMATION
Nationwide Variable Insurance Trust – NVIT Emerging Markets Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: NS Partners Ltd	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: FIAM LLC
All references to the Fund’s former name and subadviser are replaced accordingly.
PROS-0950